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Nathaniel Segal
Associate
+1 312 609 7747
nsegal@vedderprice.com

November 28, 2016

VIA EDGAR Securities and Exchange Commission 100 F Street N.E. Washington, D.C. 20549
Re:	Henderson Global Funds Post-Effective Amendment No. 104 under the Securities Act of 1933 and Amendment No. 106 the Investment Company Act of 1940 File Nos. 333-62270 and 811-10399
To the Commission:
On behalf of Henderson Global Funds (the "Registrant") we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), the Registrant's Post-Effective Amendment No. 104 to its Registration Statement on Form N-1A (Amendment No. 106 under the 1940 Act) including exhibits.
This Amendment is being filed pursuant to the conditions and requirements of Rule 485(b) under the 1933 Act for the purpose of updating the Registrant's financial statements and making certain other non-material changes.  This Amendment is intended to become effective on November 30, 2016.
Pursuant to the requirements of paragraph (b)(4) of Rule 485 under the 1933 Act, we represent that the Amendment does not contain disclosures which would render it ineligible to become effective under paragraph (b) of Rule 485.  Please contact the undersigned at (312) 609‑7747 if you have any questions.
Very truly yours,
/s/ Nathaniel Segal

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